Joint Ownership of Generating Facilities - Ownership Interest in Jointly Owned Facilities (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Property, Plant and Equipment		$ 8,579	$ 9,235
Accumulated Depreciation		(1,458)	(888)
Property, plant and equipment, net		$ 7,121	$ 8,347
Miami Fort
Schedule of Equity Method Investments [Line Items]
Ownership Interest		64.00%	64.00%
Property, Plant and Equipment		$ 207	$ 207
Accumulated Depreciation		(39)	(16)
Construction Work in Progress		4	3
Property, plant and equipment, net		$ 172	$ 194
Stuart
Schedule of Equity Method Investments [Line Items]
Ownership Interest	[1]	39.00%	39.00%
Property, Plant and Equipment	[1]	$ 0	$ 32
Accumulated Depreciation	[1]	0	(4)
Construction Work in Progress	[1]	4	20
Property, plant and equipment, net	[1]	$ 4	$ 48
Conesville
Schedule of Equity Method Investments [Line Items]
Ownership Interest	[1]	40.00%	40.00%
Property, Plant and Equipment	[1]	$ 61	$ 61
Accumulated Depreciation	[1]	(3)	(2)
Construction Work in Progress	[1]	6	4
Property, plant and equipment, net	[1]	$ 64	$ 63
Zimmer
Schedule of Equity Method Investments [Line Items]
Ownership Interest		46.50%	46.50%
Property, Plant and Equipment		$ 115	$ 99
Accumulated Depreciation		(25)	(10)
Construction Work in Progress		6	11
Property, plant and equipment, net		$ 96	$ 100
Killen
Schedule of Equity Method Investments [Line Items]
Ownership Interest	[1]	33.00%	33.00%
Property, Plant and Equipment	[1]	$ 19	$ 17
Accumulated Depreciation	[1]	(2)	(1)
Construction Work in Progress	[1]	3	2
Property, plant and equipment, net	[1]	$ 20	$ 18

[1]	Facilities not operated by Dynegy.